Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [Abstract]
As part of non-current assets	$ 49,275	$ 7,374
As part of current liabilities	(21,117)	0
As part of non-current liabilities	(125,339)	(94,336)
Deferred tax asset (liability)	$ (97,181)	$ (86,962)	$ (78,047)